Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
VHI-PSTK-0425-113 1.797996.113	April 30, 2025
Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio
Investor Class
April 30, 2025
Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
VIPHI-INV-PSTK-0425-110 1.918649.110	April 30, 2025